Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Components of Lease Costs, Other Information, and Lease Terms and Discount Rates
The components of lease costs were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Operating lease cost	$9,864	$6,278
Short-term lease cost	525	495
Variable lease cost	409	452
Total	$10,798	$7,225
Other information related to the Company’s operating leases was as follows (in thousands):

	Years Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,585	$5,624
ROU assets obtained in exchange for lease obligations:
Operating leases	$28,252	$39,664
Lease terms and discount rates for operating leases were as follows:

	As of December 31,
	2021	2020
Weighted average remaining lease term (years)	7.3	8.2
Weighted average discount rate	4.5%	5.3%

Schedule of Future Minimum Lease Payments under Operating Leases
As of December 31, 2021, future minimum lease payments under operating leases were as follows (in thousands):

Years Ending December 31,	Amount
2022	$10,045
2023	10,347
2024	10,657
2025	10,977
2026	11,306
Thereafter	27,697
Total lease payments	81,029
Less: imputed interest	(12,300)
Present value of lease liabilities	68,729
Less: current operating lease liabilities	(7,131)
Long-term operating lease liabilities	$61,598